Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Outstanding Debt
Our outstanding debt at December 31, 2021 and 2020 is comprised of the following (in thousands):

	2021	2020
June 2017 First Lien Loan	$465,712	$618,721
May 2020 First Lien Loan	—	275,678

Total long-term debt, gross	465,712	894,399
Less: unamortized debt issuance costs	(5,580)	(17,084)

Total long-term debt, net of issuance costs	460,132	877,315
Less: current portion	—	(6,412)

Total long-term debt, net	$460,132	$870,903

Summary of Future Maturities of Outstanding Debt	Future maturities of our outstanding debt, excluding interest, as of December 31, 2021 were as follows (in thousands):

2022	$—
2023	—
2024	465,712
2025	—
2026	—

Total	$465,712